Acquisition (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Business Combinations [Line Items]
Summary of Goodwill arising from Acquisition

Goodwill arising from the Acquisition has been recognized as follows:

Total Purchase Consideration	17,945
Fair Value of Pre-Existing 50 Percent Ownership Interest in FCCL	12,347
Fair Value of Identifiable Net Assets	(28,262)
Goodwill	2,030

ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure Of Business Combinations [Line Items]
Summary of Fair Value of the Consideration	The following table summarizes the fair value of the considerations:
Common Shares	2,579
Cash	15,005
17,584
Estimated Contingent Payment (Note 25)	361
Total Consideration	17,945